Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Intangible assets, net	$ 3,219	$ 2,346	[1],[2]
Property, plant and equipment, net	2,883	3,071	[1],[2]
Right of use assets	977	0
Investments in joint ventures	2,797	2,867	[1],[2]
Investments in associates	25	169	[1],[2]
Contract costs, net	5	4	[1],[2]
Deferred tax assets	200	202	[1],[2]
Other non-current assets	104	126	[1],[2]
TOTAL NON-CURRENT ASSETS	10,210	8,785	[1],[2]
CURRENT ASSETS
Inventories	32	39	[1],[2]
Trade receivables, net	371	343	[1],[2]
Contract assets, net	41	37	[1],[2]
Amounts due from non-controlling interests, associates and joint ventures	29	34	[1],[2]
Prepayments and accrued income	156	129	[1],[2]
Current income tax assets	119	108	[1],[2]
Supplier advances for capital expenditure	22	25	[1],[2]
Equity investments	371	0	[1],[2]
Other current assets	181	124	[1],[2]
Restricted cash	155	158	[1],[2]
Cash and cash equivalents	1,164	528	[1],[2],[3]
TOTAL CURRENT ASSETS	2,641	1,525	[1],[2]
Assets held for sale	5	3	[1],[2]
TOTAL ASSETS	12,856	10,313	[1],[2]
EQUITY
Share capital and premium	633	635	[1],[2]
Treasury shares	(51)	(81)	[1],[2]
Other reserves	(544)	(538)	[1],[2]
Retained profits	2,222	2,535	[1],[2]
Profit (loss) for the year attributable to equity holders	149	(10)	[1],[2]
Equity attributable to owners of the Company	2,410	2,542	[1],[2]
Non-controlling interests	271	251	[1],[2]
TOTAL EQUITY	2,680	2,792	[1],[2]
NON-CURRENT LIABILITIES
Debt and financing	5,786	4,123	[1],[2]
Lease liabilities	967	0
Derivative financial instruments	17	0	[1],[2]
Amounts due to non-controlling interests, associates and joint ventures	337	135	[1],[2]
Provisions and other non-current liabilities	383	351	[1],[2]
Deferred tax liabilities	279	236	[1],[2]
TOTAL NON-CURRENT LIABILITIES	7,770	4,845	[1],[2]
CURRENT LIABILITIES
Debt and financing	186	458	[1],[2]
Lease liabilities	97	0
Put option liability	264	239	[1],[2]
Derivative financial instruments	0	0	[1],[2]
Payables and accruals for capital expenditure	348	335	[1],[2]
Other trade payables	289	282	[1],[2]
Amounts due to non-controlling interests, associates and joint ventures	161	348	[1],[2]
Accrued interest and other expenses	432	381	[1],[2]
Current income tax liabilities	75	55	[1],[2]
Contract liabilities	82	87	[1],[2]
Provisions and other current liabilities	474	492	[1],[2]
TOTAL CURRENT LIABILITIES	2,406	2,676	[1],[2]
Liabilities directly associated with assets held for sale	0	0	[1],[2]
TOTAL LIABILITIES	10,176	7,521	[1],[2]
TOTAL EQUITY AND LIABILITIES	$ 12,856	$ 10,313	[1],[2]

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[3]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.